Shareholder Fees {- Fidelity Series Large Cap Value Index Fund}	Apr. 01, 2021 USD ($)
01.31 Fidelity Series Large Cap Value Index Fund Series PRO-10 | Fidelity Series Large Cap Value Index Fund
Shareholder Fees:
(fees paid directly from your investment)	none